Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone: (215) 564-8000

June 6, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Delaware Group Cash Reserve (the “Registrant”)
File Nos. 811-02806; 002-60770
Rule 497(e) filing

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 3 risk/return summary disclosure that was included in the supplement relating to the Class A and Consultant Class prospectus dated July 29, 2011, for Delaware Cash Reserve Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 23, 2012 (Accession No. 0001206774-12-002317) pursuant to Rule 497(e) under the 1933 Act.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	David F. Connor
Bruce G. Leto